UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22855

Investment Company Act File Number

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Currency Income Advantage Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 42.1%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 7.9%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$384,667
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	15,100	200,693
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,911,018
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	412,963
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	139,091
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	731,113
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	74,935
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	172,942

Total Bangladesh			$4,027,422

Colombia — 0.6%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$281,507

Total Colombia			$281,507

Dominican Republic — 4.1%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(1)	DOP	12,260	$286,824
Dominican Republic International Bond, 11.50%, 5/10/24(1)	DOP	6,000	142,624
Dominican Republic International Bond, 14.00%, 4/30/21(1)	DOP	7,000	175,547
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,800	45,746
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	350,717
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	6,500	184,610
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	900	27,536
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	875,045

Total Dominican Republic			$2,088,649

Iceland — 8.3%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$1,013,615
Republic of Iceland, 7.25%, 10/26/22	ISK	315,412	1,933,571
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,283,032

Total Iceland			$4,230,218

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$680,929

Total Philippines			$680,929

Serbia — 3.7%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$1,894,164

Total Serbia			$1,894,164

Sri Lanka — 8.0%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	67,600	$484,037
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	44,900	340,489
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,519,191
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	95,750	728,758

Total Sri Lanka			$4,072,475

Turkey — 1.3%
Turkey Government Bond, 10.70%, 2/24/16	TRY	1,589	$676,064

Total Turkey			$676,064

Uganda — 0.8%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,265,800	$433,979

Total Uganda			$433,979

Security	Principal Amount (000’s omitted)		Value
Uruguay — 2.3%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$269,451
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	36,200
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	6,840	280,523
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	594,935

Total Uruguay			$1,181,109

Vietnam — 3.8%
Vietnam Government Bond, 7.80%, 3/31/16	VND	40,000,000	$1,945,096

Total Vietnam			$1,945,096

Total Foreign Government Bonds (identified cost $22,558,465)			$21,511,612

Foreign Corporate Bonds — 1.0%

Security	Principal Amount (000’s omitted)		Value
Supranational — 1.0%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(3)	UYU	12,862	$539,117

Total Supranational			$539,117

Total Foreign Corporate Bonds (identified cost $570,243)			$539,117

Short-Term Investments — 53.6%

Foreign Government Securities — 21.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.6%
Georgia Treasury Bill, 0.00%, 1/7/16	GEL	2,796	$1,308,726

Total Georgia			$1,308,726

Kenya — 1.9%
Kenya Treasury Bill, 0.00%, 3/2/15	KES	91,000	$986,917

Total Kenya			$986,917

Lebanon — 4.9%
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	878,900	$577,361
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	1,107,600	720,042
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	1,848,300	1,200,483

Total Lebanon			$2,497,886

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	32,800	$1,003,874

Total Mauritius			$1,003,874

Mexico — 2.5%
Mexico Cetes, 0.00%, 2/5/15	MXN	2,784	$185,715
Mexico Cetes, 0.00%, 5/28/15	MXN	16,200	1,071,073

Total Mexico			$1,256,788

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 6/19/15	LKR	21,750	$160,969
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	38,570	276,759
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	22,250	159,298

Total Sri Lanka			$597,026

Security	Principal Amount (000’s omitted)		Value
Turkey — 1.6%
Turkey Government Bond, 10.00%, 6/17/15	TRY	1,938	$800,297

Total Turkey			$800,297

Uganda — 2.0%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	1,424,100	$496,104
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,635,600	526,438

Total Uganda			$1,022,542

Uruguay — 2.5%
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	1,160	$47,269
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	33,084	1,259,978

Total Uruguay			$1,307,247

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,590	$230,833

Total Zambia			$230,833

Total Foreign Government Securities (identified cost $11,666,774)			$11,012,136

U.S. Treasury Obligations — 10.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/12/15		$5,000	$4,999,975
U.S. Treasury Bill, 0.00%, 4/2/15		300	299,998

Total U.S. Treasury Obligations (identified cost $5,299,958)			$5,299,973

Other — 21.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(4)		$11,055	$11,054,683

Total Other (identified cost $11,054,683)			$11,054,683

Total Short-Term Investments (identified cost $28,021,415)			$27,366,792

Total Investments — 96.7% (identified cost $51,150,123)			$49,417,521

Other Assets, Less Liabilities — 3.3%			$1,671,726

Net Assets — 100.0%			$51,089,247

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

DOP	-	Dominican Peso

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $862,887 or 1.7% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $1,225,762 or 2.4% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $3,214.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $436,329 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	Brazilian Real 2,519,000	United States Dollar 971,274	Standard Chartered Bank	$32,487	$—	$32,487
2/3/15	Brazilian Real 2,519,000	United States Dollar 946,174	Standard Chartered Bank	7,387	—	7,387
2/3/15	Kenyan Shilling 21,700,000	United States Dollar 236,641	Citibank, N.A.	—	(129)	(129)
2/3/15	United States Dollar 946,174	Brazilian Real 2,519,000	Standard Chartered Bank	—	(7,387)	(7,387)
2/3/15	United States Dollar 976,470	Brazilian Real 2,519,000	Standard Chartered Bank	—	(37,683)	(37,683)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	United States Dollar 237,808	Kenyan Shilling 21,700,000	Citibank, N.A.	$—	$(1,038)	$(1,038)
2/4/15	Euro 855,582	Romanian Leu 3,791,000	Bank of America, N.A.	—	(1,114)	(1,114)
2/4/15	Romanian Leu 3,791,000	Euro 853,540	BNP Paribas	—	(1,194)	(1,194)
2/4/15	United States Dollar 1,531,694	Egyptian Pound 11,212,000	Citibank, N.A.	—	(55,920)	(55,920)
2/5/15	Kazakhstani Tenge 174,193,000	United States Dollar 929,773	Deutsche Bank AG	—	(10,460)	(10,460)
2/5/15	United States Dollar 1,049,355	Kazakhstani Tenge 174,193,000	Deutsche Bank AG	—	(109,122)	(109,122)
2/6/15	United States Dollar 1,303,562	Egyptian Pound 9,516,000	BNP Paribas	—	(53,433)	(53,433)
2/6/15	United States Dollar 322,581	Uruguayan Peso 8,000,000	Citibank, N.A.	5,374	—	5,374
2/11/15	Euro 1,944,533	United States Dollar 2,413,488	BNP Paribas	216,011	—	216,011
2/12/15	Euro 601,790	United States Dollar 747,027	Citibank, N.A.	66,951	—	66,951
2/12/15	Euro 95,000	United States Dollar 110,218	Morgan Stanley & Co. International PLC	2,859	—	2,859
2/12/15	Euro 768,249	United States Dollar 955,012	Standard Chartered Bank	86,822	—	86,822
2/12/15	United States Dollar 753,832	Euro 601,790	Deutsche Bank AG	—	(73,756)	(73,756)
2/12/15	United States Dollar 768,588	Mexican Peso 10,506,979	Standard Chartered Bank	—	(68,015)	(68,015)
2/13/15	United States Dollar 579,602	Indonesian Rupiah 7,311,682,000	BNP Paribas	—	(4,905)	(4,905)
2/13/15	United States Dollar 321,932	Uruguayan Peso 8,000,000	Citibank, N.A.	5,285	—	5,285
2/17/15	United States Dollar 67,191	Malaysian Ringgit 239,000	BNP Paribas	—	(1,439)	(1,439)
2/17/15	United States Dollar 2,016,931	Malaysian Ringgit 7,076,000	Deutsche Bank AG	—	(70,225)	(70,225)
2/17/15	United States Dollar 1,654,234	Yuan Offshore Renminbi 10,290,000	Citibank, N.A.	—	(19,909)	(19,909)
2/17/15	United States Dollar 1,000,193	Yuan Offshore Renminbi 6,222,000	Deutsche Bank AG	—	(11,974)	(11,974)
2/17/15	Yuan Offshore Renminbi 533,000	United States Dollar 85,712	Bank of America, N.A.	1,057	—	1,057
2/17/15	Zambian Kwacha 1,359,000	United States Dollar 204,250	Standard Chartered Bank	—	(2,490)	(2,490)
2/18/15	Euro 3,280,118	United States Dollar 4,096,129	Standard Chartered Bank	389,105	—	389,105
2/18/15	United States Dollar 1,787,950	Indian Rupee 111,476,000	Citibank, N.A.	5,113	—	5,113
2/18/15	United States Dollar 692,518	Indian Rupee 43,174,000	Deutsche Bank AG	1,925	—	1,925
2/19/15	United States Dollar 747,693	Mexican Peso 10,855,000	Standard Chartered Bank	—	(24,261)	(24,261)
2/20/15	Euro 688,265	United States Dollar 858,005	Standard Chartered Bank	80,149	—	80,149

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/20/15	United States Dollar 671,459	Chilean Peso 402,909,000	BNP Paribas	$—	$(36,727)	$(36,727)
2/20/15	United States Dollar 3,423,111	Indonesian Rupiah 42,159,030,000	Standard Chartered Bank	—	(119,449)	(119,449)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,432	Citibank, N.A.	—	(17,740)	(17,740)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,395	Citibank, N.A.	—	(17,777)	(17,777)
2/23/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank, N.A.	55,930	—	55,930
2/23/15	United States Dollar 1,716,896	Indian Rupee 109,909,000	Citibank, N.A.	48,731	—	48,731
2/23/15	United States Dollar 757,528	Indonesian Rupiah 9,297,900,000	Standard Chartered Bank	—	(29,871)	(29,871)
2/24/15	Argentine Peso 390,000	United States Dollar 37,346	Citibank, N.A.	—	(7,150)	(7,150)
2/24/15	Argentine Peso 610,000	United States Dollar 58,329	Citibank, N.A.	—	(11,266)	(11,266)
2/24/15	United States Dollar 86,207	Argentine Peso 1,000,000	Citibank, N.A.	27,883	—	27,883
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,841	Citibank, N.A.	—	(18,168)	(18,168)
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,547	Citibank, N.A.	—	(18,461)	(18,461)
2/25/15	Argentine Peso 2,000,000	United States Dollar 192,604	Citibank, N.A.	—	(35,413)	(35,413)
2/25/15	United States Dollar 346,320	Argentine Peso 4,000,000	Citibank, N.A.	109,713	—	109,713
2/26/15	United States Dollar 2,019,551	Singapore Dollar 2,696,000	Bank of America, N.A.	—	(27,797)	(27,797)
3/4/15	Euro 1,719,277	British Pound Sterling 1,366,000	Morgan Stanley & Co. International PLC	113,794	—	113,794
3/11/15	Euro 1,578,873	Norwegian Krone 13,960,000	Bank of America, N.A.	20,374	—	20,374
3/11/15	Euro 1,678,761	Swedish Krona 15,615,000	Morgan Stanley & Co. International PLC	—	(9,810)	(9,810)
3/18/15	Euro 266,432	Norwegian Krone 2,429,000	BNP Paribas	12,841	—	12,841
3/18/15	Euro 151,243	Norwegian Krone 1,415,000	BNP Paribas	11,963	—	11,963
3/18/15	Euro 151,803	Norwegian Krone 1,421,000	Standard Chartered Bank	12,106	—	12,106
3/19/15	Euro 621,229	Serbian Dinar 76,815,000	Citibank, N.A.	—	(5,152)	(5,152)
3/19/15	Euro 1,453,724	Serbian Dinar 183,460,000	Deutsche Bank AG	21,585	—	21,585
3/19/15	United States Dollar 438,634	Chilean Peso 273,927,000	BNP Paribas	—	(8,206)	(8,206)
3/23/15	Euro 852,811	Romanian Leu 3,791,000	BNP Paribas	1,034	—	1,034
3/23/15	United States Dollar 793,675	Zambian Kwacha 5,270,000	Standard Chartered Bank	—	(8,161)	(8,161)
3/31/15	Euro 818,937	Romanian Leu 3,650,000	BNP Paribas	3,242	—	3,242
4/2/15	United States Dollar 955,361	Brazilian Real 2,519,000	Standard Chartered Bank	—	(31,819)	(31,819)
4/7/15	United States Dollar 1,077,734	Philippine Peso 48,775,000	BNP Paribas	23,140	—	23,140

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/7/15	United States Dollar 2,487,201	Philippine Peso 112,613,000	Citibank, N.A.	$54,525	$—	$54,525
4/9/15	United States Dollar 1,385,084	Colombian Peso 3,398,649,658	BNP Paribas	—	(645)	(645)
4/9/15	United States Dollar 700,331	Indian Rupee 45,178,000	Bank of America, N.A.	20,166	—	20,166
4/20/15	Euro 3,698,343	Polish Zloty 15,963,899	BNP Paribas	115,975	—	115,975
4/20/15	United States Dollar 1,837,838	Kenyan Shilling 170,000,000	Standard Chartered Bank	—	(9,057)	(9,057)
4/28/15	United States Dollar 945,425	Chilean Peso 595,901,296	BNP Paribas	—	(12,285)	(12,285)
4/28/15	United States Dollar 975,178	Mexican Peso 14,367,000	Citibank, N.A.	—	(21,670)	(21,670)
4/28/15	United States Dollar 978,537	Mexican Peso 14,407,000	Morgan Stanley & Co. International PLC	—	(22,375)	(22,375)
4/30/15	United States Dollar 394,945	Uruguayan Peso 10,000,000	Citibank, N.A.	4,135	—	4,135
5/21/15	New Turkish Lira 3,902,000	United States Dollar 1,627,334	BNP Paribas	66,194	—	66,194
5/21/15	New Turkish Lira 140,000	United States Dollar 59,710	Deutsche Bank AG	3,698	—	3,698
5/21/15	United States Dollar 2,201,403	New Turkish Lira 5,334,000	Standard Chartered Bank	—	(67,339)	(67,339)
6/11/15	United States Dollar 213,664	Zambian Kwacha 1,595,000	Standard Chartered Bank	14,297	—	14,297
6/12/15	United States Dollar 132,468	Zambian Kwacha 969,000	Citibank, N.A.	5,959	—	5,959
6/12/15	United States Dollar 98,779	Zambian Kwacha 703,800	Citibank, N.A.	1,763	—	1,763
6/12/15	United States Dollar 241,334	Zambian Kwacha 1,697,300	Citibank, N.A.	1,135	—	1,135
6/15/15	United States Dollar 1,715,509	Ugandan Shilling 4,757,107,045	Citibank, N.A.	—	(115,326)	(115,326)
6/17/15	United States Dollar 238,275	Zambian Kwacha 1,755,000	Standard Chartered Bank	11,851	—	11,851
6/18/15	United States Dollar 327,144	Zambian Kwacha 2,393,700	Standard Chartered Bank	13,853	—	13,853
6/18/15	United States Dollar 672,464	Zambian Kwacha 4,766,200	Standard Chartered Bank	6,509	—	6,509
6/18/15	United States Dollar 139,483	Zambian Kwacha 1,017,000	Standard Chartered Bank	5,394	—	5,394
10/8/15	United States Dollar 621,774	Azerbaijani Manat 506,000	Standard Bank PLC	9,542	—	9,542
10/13/15	Euro 159,649	Serbian Dinar 20,898,000	Citibank, N.A.	1,288	—	1,288
10/13/15	Euro 19,563	Serbian Dinar 2,553,000	Deutsche Bank AG	90	—	90
1/13/16	United States Dollar 781,094	New Turkish Lira 1,916,000	Bank of America, N.A.	—	(46,152)	(46,152)
1/13/16	United States Dollar 232,062	New Turkish Lira 566,580	Deutsche Bank AG	—	(14,733)	(14,733)

				$1,699,235	$(1,267,003)	$432,232

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,699,235 and $1,267,003, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio including the Portfolio’s investment in the subsidiary at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,727,169

Gross unrealized appreciation	$429,008
Gross unrealized depreciation	(2,602,324)

Net unrealized depreciation	$(2,173,316)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$21,511,612	$—	$21,511,612
Foreign Corporate Bonds	—	539,117	—	539,117
Short-Term Investments -
Foreign Government Securities	—	11,012,136	—	11,012,136
U.S. Treasury Obligations	—	5,299,973	—	5,299,973
Other	—	11,054,683	—	11,054,683
Total Investments	$—	$49,417,521	$—	$49,417,521
Forward Foreign Currency Exchange Contracts	$—	$1,699,235	$—	$1,699,235
Total	$—	$51,116,756	$—	$51,116,756

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,267,003)	$—	$(1,267,003)
Total	$—	$(1,267,003)	$—	$(1,267,003)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015